Short-term investments and Cash and Cash equivalents (Tables)	6 Months Ended
Jun. 30, 2019
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Summary of Short Term Investments and Cash and Cash Equivalents

(€’000)	As of June 30, 2019	As of December 31, 2018
Short-term investments	0	9,197
Cash and cash equivalents	33,668	40,542

Total	33,668	49,739